1 Corporate information (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Feb. 11, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	R$ 3,532	R$ 5,026
Trade receivables	182	491
Other accounts receivables	34	206
Inventories	3,739	5,190
Recoverable taxes	768	1,119
Other current assets	37	169
Assets held for sale	8,349	12,230
Total current assets	8,349	12,282
Non-current assets
Related parties	178	97
Restricted deposits for legal proceedings	134	121
Other non-current assets	1	84
Investments	769	320
Investment properties		3,051
Property, plant and equipment	7,476	14,652		R$ 4,655	R$ 3,725
Intangible assets	1,037	4,288		R$ 1,013	749
Total non-current assets	10,472	23,623
Total assets	18,821	35,905
Current liabilities
Trade payables, net	5,058	9,770
Borrowings and financing	280	316
Payroll and related taxes	371	572
Lease liabilities	172	404
Related parties	41	152
Taxes and social contributions payable	104	327
Acquisition of non-controlling interest		466
Deferred revenue	227	277
Dividends payable	85	11	R$ 50
Total current liabilities	8,786	13,930
Non-current liabilities
Borrowings and financing	952	622
Deferred income tax and social contribution	82	1,191
Provision for legal proceeding	282	349
Lease liabilities	2,604	3,347
Other non-current liabilities	8	36
Total non-current liabilities	8,688	12,274
Shareholders' equity
Total shareholders' equity	1,347	9,701			R$ 3,024
Total liabilities and shareholders' equity	18,821	R$ 35,905
Almacenes Exito S.A. [Member]
Current assets
Cash and cash equivalents	3,687
Trade receivables	384
Other accounts receivables	220
Inventories	2,993
Recoverable taxes	570
Other current assets	130
Current assets before assets held for sale	7,984
Assets held for sale	30
Total current assets	8,014
Non-current assets
Related parties	82
Restricted deposits for legal proceedings	3
Other non-current assets	171
Investments	480
Investment properties	3,639
Property, plant and equipment	10,504
Intangible assets	4,051
Total non-current assets	18,930
Total assets	26,944
Current liabilities
Trade payables, net	6,449
Borrowings and financing	1,051
Payroll and related taxes	375
Lease liabilities	377
Related parties	77
Taxes and social contributions payable	288
Acquisition of non-controlling interest	636
Deferred revenue	200
Dividends payable	40
Other current liabilities	236
Total current liabilities	9,729
Non-current liabilities
Borrowings and financing	520
Deferred income tax and social contribution	883
Provision for legal proceeding	139
Lease liabilities	2,039
Other non-current liabilities	39
Total non-current liabilities	3,620
Shareholders' equity
Total shareholders' equity	13,595
Total liabilities and shareholders' equity	R$ 26,944